UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)		Preferred Stock	Common Stock		Additional Paid-in Capital		Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at beginning at Dec. 31, 2017			$ 562		$ 8,499,560		$ (13,388,191)	$ 487,554	$ (4,400,515)
Balance at beginning (in shares) at Dec. 31, 2017			5,620,742	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of debt to equity			$ 323		6,199,688				6,200,011
Conversion of debt to equity (in shares)			3,232,600	[1]
Stock based compensation			$ 2		52,173				52,175
Stock based compensation (in shares)			19,000	[1]
Shares issued for services			$ 1		34,738				34,739
Shares issued for services (in shares)			11,580	[1]
Stock option compensation expense					79,606				79,606
Translation adjustment								(106,647)	(106,647)
Net loss							(5,067,734)		(5,067,734)
Balance at ending at Dec. 31, 2018			$ 888	[1]	14,865,765	[1]	(18,455,925)	380,907	(3,208,365)
Balance at ending (in shares) at Dec. 31, 2018			8,883,922	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of debt to equity			$ 244	[1]	677,719	[1]			677,963
Conversion of debt to equity (in shares)	[1]		2,437,616
Translation adjustment				[1]		[1]		10,019	10,019
Net loss				[1]		[1]	(866,843)		(866,843)
Balance at ending at Mar. 31, 2019			$ 1,132	[1]	15,543,484	[1]	(19,322,768)	390,926	(3,387,226)
Balance at ending (in shares) at Mar. 31, 2019			11,321,568	[1]
Balance at beginning at Dec. 31, 2018			$ 888	[1]	14,865,765	[1]	(18,455,925)	380,907	(3,208,365)
Balance at beginning (in shares) at Dec. 31, 2018			8,883,922	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse split adjustment
Reverse split adjustment (in shares)			99	[1]
Conversion of debt to equity			$ 11,929		6,486,076				6,498,005
Conversion of debt to equity (in shares)			119,285,531	[1]
Shares issued for services			$ 8		162,246				162,254
Shares issued for services (in shares)			82,572	[1]
Share subscriptions			$ 65		64,935				65,000
Share subscriptions (in shares)			650,000	[1]
Translation adjustment								(380,907)	(380,907)
Net loss							(3,729,106)		(3,729,106)
Balance at ending at Dec. 31, 2019			$ 12,890	[1]	21,579,022	[1]	(22,185,031)		(593,119)
Balance at ending (in shares) at Dec. 31, 2019			128,902,124	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of debt to equity			$ 250	[1]	99,914	[1]			100,164
Conversion of debt to equity (in shares)			2,504,110	[1]
Settlement of liabilities			$ 169	[1]	105,966	[1]			106,135
Settlement of liabilities (in shares)			1,692,764	[1]
Stock based compensation			$ 2,250	[1]	399,581	[1]			401,831
Stock based compensation (in shares)			22,495,000	[1]
Shares issued for services			$ 54	[1]	29,946	[1]			30,000
Shares issued for services (in shares)			535,714	[1]
Share subscriptions			$ 140	[1]	32,860	[1]			$ 33,000
Share subscriptions (in shares)			1,400,000	[1]					2,047,500
Net loss				[1]		[1]	(1,398,063)		$ (1,398,063)
Balance at ending at Mar. 31, 2020			$ 15,753	[1]	$ 22,247,289	[1]	$ (23,583,094)		$ (1,320,052)
Balance at ending (in shares) at Mar. 31, 2020			157,529,712	[1]

[1]	After giving effect to a 10 for 1 reverse stock split effective November 1, 2019.